11. Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfJointVenturesLineItems [Line Items]
Current assets	R$ 15,201,291	R$ 13,011,796
Non-current assets	13,139,031	11,147,874
Current liabilities	7,013,988	5,486,946
Non-current liabilities	11,605,502	10,114,166
Shareholders’ equity	9,720,832	8,558,558
Net revenue from sales and services	80,007,422	77,352,955	R$ 75,655,274
Net income (loss)	1,573,868	1,570,618	1,512,972
Uniao Vopak
SummaryOfJointVenturesLineItems [Line Items]
Current assets	7,110	4,228	3,360
Non-current assets	6,627	6,383	7,300
Current liabilities	1,210	700	1,570
Non-current liabilities	336	876	0
Shareholders’ equity	12,191	9,035	9,090
Net revenue from sales and services	15,260	12,030
Costs, operating expenses and income	(10,852)	(12,430)	(10,198)
Net financial income and income and social contribution taxes	(1,252)	346	(430)
Net income (loss)	R$ 3,156	R$ (54)	R$ 1,398
Number of shares or units held	29,995	29,995	29,995
% of capital held	50.00%	50.00%	50.00%
RPR
SummaryOfJointVenturesLineItems [Line Items]
Current assets	R$ 389,022	R$ 286,916	R$ 234,094
Non-current assets	128,417	116,931	114,123
Current liabilities	297,762	198,619	176,134
Non-current liabilities	54,821	68,467	77,172
Shareholders’ equity	164,856	136,761	94,911
Net revenue from sales and services	5,067,950	1,490,516
Costs, operating expenses and income	(4,876,389)	(1,361,551)	(926,392)
Net financial income and income and social contribution taxes	(82,498)	(39,379)	(20,768)
Net income (loss)	R$ 109,063	R$ 89,586	R$ 27,647
Number of shares or units held	5,078,888	5,078,888	5,078,888
% of capital held	33.00%	33.00%	33.00%
Connect Car
SummaryOfJointVenturesLineItems [Line Items]
Current assets	R$ 90,242	R$ 93,634	R$ 59,599
Non-current assets	132,785	116,243	85,195
Current liabilities	100,564	77,448	62,158
Non-current liabilities	12	0	0
Shareholders’ equity	122,451	132,429	82,636
Net revenue from sales and services	33,935	30,058
Costs, operating expenses and income	(100,444)	(105,800)	(89,431)
Net financial income and income and social contribution taxes	24,530	26,974	24,553
Net income (loss)	R$ (41,979)	R$ (48,768)	R$ (46,468)
Number of shares or units held	169,860,500	145,860,500	94,579,500
% of capital held	50.00%	50.00%	50.00%